ADVANCED SERIES TRUST
655 Broad Street, 17th Floor
Newark, New Jersey 07102

December 3, 2021

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                           Advanced Series Trust

(Securities Act File No. 033-24962 and Investment Company Act File No. 811-05186)

Commissioners:

On behalf of the AST Quantitative Modeling Portfolio of the Advanced Series Trust (the “Portfolio”), a Massachusetts trust, we are hereby filing in accordance with Rule 14a-6 under the Securities Exchange Act of 1934 preliminary proxy materials in connection with a special meeting of shareholders of the Portfolio.

At the Meeting, shareholders will be asked to vote to approve or disapprove two separate proposals. These materials include the Notice of the Meeting, the proxy statement, and the form of voting instruction card for the Portfolio.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at  (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez